Selected cash flow information - Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash Flow Statement [Abstract]
Cash	$ 86,273	$ 9,678
Cash equivalents	9,017	0
Cash and cash equivalents	$ 95,290	$ 9,678	$ 7,226	$ 5,918